SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of effects of stock-based compensation in the statements of operations
	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
Cost of Revenues:
Product	3,193	2,456	1,358
Service	1,753	1,710	802
Research and Development	7,736	6,861	3,994
Sales and Marketing	3,437	3,179	2,221
General and Administrative	2,167	2,441	2,113
Total	18,286	16,647	10,488

Schedule of status of the company's share option plans
	2023
	Share Options	Weighted Average Exercise Price
Outstanding - beginning of year	290,711	29.83
Exercised	(133,485)	25.20
Cancelled and forfeited	(50,947)	39.61
Outstanding - year end	106,279	31.04

Options exercisable at year end	100,540	29.40

Schedule of information about share options outstanding
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)

20.01-35.00	88,913	1.56	26.37	88,913	26.37
35.01-50.00	12,450	3.41	44.16	8,882	44.31
50.01-70.00	2,036	3.59	53.61	1,305	53.61
70.01-102.35	2,880	3.48	102.35	1,440	102.35
	106,279		31.04	100,540	29.40

Schedule of unvested restricted share units
	2023
	Number of RSUs	Weighted average grant date fair value (USD)
Unvested - beginning of year	484,721	81.05
Granted	334,012	105.94
Vested	(203,128)	70.89
Canceled	(27,936)	88.27
Unvested at year end	587,669	98.39